UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2011 (Unaudited)

DWS LifeCompass 2030 Fund
	Shares	Value ($)
Equity - Equity Funds 72.9%
DWS Capital Growth Fund "Institutional"	101,331	5,353,309
DWS Diversified International Equity Fund "Institutional"	378,609	2,426,884
DWS Dreman Mid Cap Value Fund "Institutional"	60,815	644,035
DWS Dreman Small Cap Value Fund "Institutional"	55,288	1,847,716
DWS EAFE Equity Index Fund "Institutional"	138,008	1,571,909
DWS Emerging Markets Equity Fund "Institutional"	124,105	1,883,917
DWS Equity 500 Index Fund "Institutional"	44,866	6,375,483
DWS Global Small Cap Growth Fund "Institutional"	17,282	641,325
DWS Global Thematic Fund "Institutional"	29,968	626,034
DWS Growth & Income Fund "Institutional"	298,731	4,857,362
DWS International Fund "Institutional"	39,740	1,541,931
DWS Large Cap Value Fund "Institutional"	135,156	2,328,745
DWS RREEF Real Estate Securities Fund "Institutional"	35,130	640,075
DWS S&P 500 Plus Fund "S"	388,650	4,589,953
DWS Small Cap Core Fund "S"	122,763	2,036,645
DWS Small Cap Growth Fund "Institutional"*	53,903	1,225,758
DWS Strategic Value Fund "Institutional"	141,262	4,463,891
DWS Technology Fund "Institutional"	184,530	2,531,745
DWS World Dividend Fund "Institutional"	46,472	1,059,557

Total Equity - Equity Funds (Cost $44,437,741)		46,646,274
Equity - Exchange-Traded Funds 13.2%
iShares MSCI Australia Index Fund	43,968	1,022,696
iShares MSCI Canada Index Fund	38,242	1,050,125
iShares MSCI Germany Index Fund	32,641	673,384
iShares MSCI Italy Index Fund	73,532	937,533
iShares MSCI Japan Index Fund	97,434	918,803
iShares MSCI United Kingdom Index Fund	158,337	2,598,310
Vanguard FTSE All World ex-U.S. Small-Cap Fund	14,686	1,223,784

Total Equity - Exchange-Traded Funds (Cost $8,351,860)		8,424,635
Fixed Income - Bond Funds 13.7%
DWS Core Fixed Income Fund "Institutional"	107,970	1,032,193
DWS Enhanced Commodity Strategy Fund "Institutional"	166,685	641,738
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	64,059	639,947
DWS Enhanced Global Bond Fund "S"	384,463	3,825,405
DWS Global Inflation Fund "Institutional"	58,880	659,451
DWS High Income Fund "Institutional"	176,316	798,711
DWS Short Duration Fund "Institutional"	13,429	123,009
DWS U.S. Bond Index Fund "Institutional"	94,274	1,036,077

Total Fixed Income - Bond Funds (Cost $8,973,291)		8,756,531
Fixed Income - Money Market Fund 0.1%
Central Cash Management Fund, 0.13% (a) (Cost $39,904)	39,904	39,904

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $61,802,796) †	99.9	63,867,344
Other Assets and Liabilities, Net	0.1	73,796

Net Assets	100.0	63,941,140

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $62,601,089.  At November 30, 2011, net unrealized appreciation for all securities based on tax cost was $1,266,255.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,653,077 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,386,822.

(a) The rate shown is the annualized seven-day yield at period end.
EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$46,646,274	$—	$—	$46,646,274
Exchange-Traded Funds	8,424,635	—	—	8,424,635
Bond Funds	8,756,531	—	—	8,756,531
Money Market Funds	39,904	—	—	39,904
Total	$63,867,344	$—	$—	$63,867,344

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended November 30, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2030 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 20, 2012